Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 10,980,538	¥ 10,652,481	¥ 10,652,481
Unsubordinated borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	9,444,200		9,158,844
Subordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	279,788		279,749
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,247,588		1,204,722
Lease obligations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 8,962		¥ 9,166